Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 14,334,000	$ 11,166,000
Accounts receivable, net of allowance for doubtful accounts of $144 and $20 at December 31, 2022 and 2021	6,690,000	4,478,000
Inventories	5,164,000	4,535,000
Prepaid expenses and other current assets	3,274,000	2,308,000
Current assets from discontinued operations		291,000
Prepaid expenses	1,029,000	1,006,000
Total current assets	29,462,000	22,778,000
Capitalized equity issuance costs and other assets	4,265,000	110,000
Deferred tax assets, net	86,000
Right-of-use assets	3,281,000	0
Non-marketable equity securities	25,285,000	25,000,000
Intangible assets, net	5,807,000	20,902,000
Goodwill	36,381,000	38,584,000
Property and equipment, net	2,361,000	2,734,000
Total Assets	106,928,000	110,108,000
Current liabilities:
Accounts payable	5,967,000	2,528,000
Accrued expenses and other current liabilities	7,944,000	5,622,000
Line of credit and current portion of long-term debt	148,000	1,353,000
Current portion of deferred revenue	3,334,000	2,422,000
Deferred payout to Kinduct sellers	4,303,000	5,954,000
Current liabilities from discontinued operations		357,000
Due to related party	6,186,000	0
Total current liabilities	21,696,000	18,236,000
Long-term portion of term debt	25,649,000	8,396,000
Convertible notes, net – related party (Note 16)	6,186,000
Deferred revenue, net of current portion	1,344,000	1,170,000
Deferred tax liabilities, net		222,000
Operating lease liabilities and other non-current liabilities	3,088,000	371,000
Derivative warrant liabilities	100,000
Total liabilities	57,963,000	28,395,000
Commitments and Contingencies
Mezzanine equity
Total mezzanine equity	185,183,000	182,499,000
Shareholders' Deficit:
Class A ordinary shares, $0.0001 par value; 300,000,000 shares authorized; no non-redeemable shares issued and outstanding as of December 31, 2022 and 2021	1,000	1,000
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively	185,183	182,499
Additional paid-in capital	692,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1,646,000)	1,431,000
Accumulated deficit	(142,016,000)	(109,601,000)
Total stockholders' deficit	(136,218,000)	(100,786,000)
Non-controlling interest in subsidiaries	6,751,000	7,383,000
Total stockholders' deficit	(142,969,000)	(108,169,000)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	106,928,000	110,108,000
Series D1 Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred stock	41,991,000	39,307,000
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively	41,991	39,307
Series A Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred stock	9,950,000	9,950,000
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively	9,950	9,950
Series B Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred stock	24,680,000	24,680,000
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively	24,680	24,680
Series C Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred stock	37,032,000	37,032,000
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively	37,032	37,032
Series D Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred stock	30,780,000	30,780,000
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively	30,780	30,780
Series E Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred stock	40,750,000	40,750,000
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively	40,750	40,750
PATHFINDER ACQUISITION CORPORATION [Member]
Current assets:
Cash and cash equivalents	76,535	21,217
Prepaid expenses	82,593	713,426
Total current assets	159,128	734,643
Investments held in Trust Account	328,636,388	325,028,452
Total Assets	328,795,516	325,763,095
Current liabilities:
Accounts payable	301,335	200,984
Accrued expenses	6,945,000	330,565
Due to related party	61,116	61,116
Note payable	1,000,000	250,000
Total current liabilities	8,307,451	842,665
Derivative warrant liabilities	2,472,500	6,342,500
Deferred underwriting commissions	0	11,375,000
Total liabilities	10,779,951	18,560,165
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of December 31, 2022 and 2021
Class A ordinary shares, $0.0001 par value; 300,000,000 shares authorized; no non-redeemable shares issued and outstanding as of December 31, 2022 and 2021
Class B ordinary shares, $0.0001 par value; 30,000,000 shares authorized; 8,125,000 shares issued and outstanding as of December 31, 2022 and 2021	813	813
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively	328,536,388	325,000,000
Additional paid-in capital
Accumulated deficit	(10,521,636)	(17,797,883)
Total stockholders' deficit	(10,520,823)	(17,797,070)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	$ 328,795,516	$ 325,763,095